Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Income before income taxes:
Domestic	$175.8	$239.1	$270.0
Foreign	469.6	515.7	453.5
Income before income taxes	$645.4	$754.8	$723.5
Income tax expense:
Current:
Domestic	$30.0	$38.7	$42.9
Foreign	90.0	133.0	81.4
Current income tax expense	120.0	171.7	124.3
Deferred:
Domestic	16.3	17.3	11.8
Foreign	85.1	55.6	75.4
Deferred income tax expense	101.4	72.9	87.2
Total income tax expense	$221.4	$244.6	$211.5

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Income tax expense computed at the statutory tax rates	$117.9	$135.1	$135.1
US state income taxes, net of the federal benefit	15.2	14.0	10.6
Asbestos - effect of foreign exchange	—	(3.2)	(13.3)
Expenses not deductible	14.2	3.6	3.3
Stock and executive compensation	2.4	7.6	1.9
Foreign taxes on domestic income	50.8	60.2	61.2
Taxes on foreign income	17.2	17.7	12.0
Net deferred tax remeasurement	(1.1)	7.3	2.3
Other items	4.8	2.3	(1.6)
Total income tax expense	$221.4	$244.6	$211.5
Effective tax rate	34.3%	32.4%	29.2%

Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences creating deferred tax assets and liabilities were:

	31 March
(Millions of US dollars)	2025	2024
Deferred tax assets:
Intangible assets	$756.7	$833.4
Asbestos liability	284.5	294.0
Tax credit carryforwards	111.8	113.4
Other provisions and accruals	99.1	90.4
Net operating loss carryforwards	77.4	77.9
Total deferred tax assets	1,329.5	1,409.1
Valuation allowance	(256.9)	(257.0)
Total deferred tax assets net of valuation allowance	1,072.6	1,152.1
Deferred tax liabilities:
Depreciable and amortizable assets	(170.7)	(150.7)
Deferred tax on unremitted earnings	(63.0)	(46.7)
Intangible assets	(40.3)	(41.7)
Other	(34.8)	(36.1)
Total deferred tax liabilities	(308.8)	(275.2)
Total deferred taxes, net	$763.8	$876.9